Pensions and Other Post-Employment Benefit Plans - Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations (Detail)	Dec. 31, 2020	Dec. 31, 2019
Russia [member]
Disclosure of fair value of liability asset of pension obligation [line items]
Discount rate	6.40%	6.60%
Inflation rates	3.90%	4.00%
Rate of compensation increase	4.90%	5.10%
Germany [member]
Disclosure of fair value of liability asset of pension obligation [line items]
Discount rate	0.84%	1.10%
Rate of compensation increase	4.00%	4.00%
Austria [member]
Disclosure of fair value of liability asset of pension obligation [line items]
Discount rate	0.50%	0.75%
Rate of compensation increase	2.25%	2.25%